Offerings - Offering: 1	Jun. 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	15,058,908
Proposed Maximum Offering Price per Unit	0.22
Maximum Aggregate Offering Price	$ 3,312,959.76
Fee Rate	0.01381%
Amount of Registration Fee	$ 457.52
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional securities to be offered of issued from stock splits, stock dividends or similar transactions with respect to the shares being registered. The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant's Common Stock quoted on the NYSE American on June 5, 2026. Represents shares of Common Stock issuable under the registrant's 2024 Equity Incentive Plan.